Stockholders’ Deficit (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 16, 2017	Jul. 29, 2015	Jun. 20, 2015	Jun. 20, 2015	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2014	Jan. 31, 2017	Jan. 31, 2016	Jul. 15, 2015
Increase number of authorized common shares					6,250,000,000		6,250,000,000			6,250,000,000	6,250,000,000
Stock subscription receivable					$ 55,673		$ 55,673			$ 55,673	$ 55,673
Issuance of common shares for cash pursuant to investment agreement										179,291	129,751
Proceeds from issuance of common stock							$ 181,446	$ 211,780		402,968	180,051
Debt conversion of convertible shares							34,222,222
Debt conversion of convertible note							$ 36,960
Debt conversion price per share					$ 0.00108		$ 0.00108
Number of shares issued for services							999,480
Number of shares issued for services value							$ 3,748
Number of shares issued to settle accounts payable							24,242,424
Number of shares issued to settle accounts payable, value							$ 53,333
Accounts payable					$ 44,000		44,000
Loss on settlement of accounts payable					9,333		9,333				$ (72,308)
KVM [Member]
Purchase of common stock shares									34,214,226
Purchase of common stock									$ 456,924
Stock subscription receivable					$ 55,673		$ 55,673			$ 55,673
Tangiers Investment Group, Llc [Member]
Purchase of common stock shares			8,000,000
Sale of investor percentage			150.00%
Exceed an accumulative amount			$ 100,000
Minimum net capital required for entity			$ 5,000	$ 5,000
Number of common stock issued, shares							61,779,435			110,098,238
Proceeds from issuance of common stock							$ 118,546			$ 179,291
Debt conversion of convertible shares	34,222,222
Investors [Member]
Purchase of common stock shares							24,964,736
Proceeds from issuance of common stock							$ 58,000
Proceeds from related party							$ 32,000
Warrants term							3 years
Investor One [Member]
Purchase of common stock shares							1,750,000
Proceeds from related party							$ 4,900
Warrant exercise price per share					$ 0.0028		$ 0.0028
Minimum [Member] | Investors [Member]
Warrant exercise price per share					0.0028		0.0028
Maximum [Member] | Investors [Member]
Warrant exercise price per share					$ 0.0053		$ 0.0053
Common Stock [Member]
Issuance of common shares for cash pursuant to investment agreement, shares		100,000,000		350,000,000						110,098,238	100,000,000
Issuance of common shares for cash pursuant to investment agreement										$ 1,101	$ 1,000
Common Stock [Member] | Tangiers Investment Group, Llc [Member]
Issuance of common shares for cash pursuant to investment agreement, shares										110,098,238	100,000,000
Issuance of common shares for cash pursuant to investment agreement										$ 179,291	$ 129,751
Common Stock [Member] | Minimum [Member]
Increase number of authorized common shares												1,250,000,000
Common Stock [Member] | Maximum [Member]
Increase number of authorized common shares												6,250,000,000